INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in Joint Ventures (Details) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($) claim	Dec. 31, 2022 USD ($) claim department	Dec. 31, 2022 USD ($) department	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	[5]
Disclosure of joint ventures [line items]
Investments in joint ventures		$ 1,063.0	$ 1,063.0	$ 1,604.0		$ 1,604.0
Statement of profit or loss
Amortisation of tangible and intangible assets			(633.0)	(477.0)		(575.0)
Finance costs, unwinding of obligations and cash repatriation fee			(149.0)	(116.0)		(177.0)	[1]
Interest received			81.0	58.0		27.0	[1]
Taxation			(173.0)	(312.0)		(625.0)	[1]
Profit (loss) for the year			316.0	646.0		1,009.0	[1],[2]
Total comprehensive income for the year, net of tax			242.0	541.0		1,133.0	[2]
Statement of financial position
Non-current assets		5,927.0	5,927.0	5,857.0	[3]	5,371.0	[3]
Cash and cash equivalents		1,108.0	1,108.0	1,154.0	[3],[4]	1,330.0	[3],[4],[5]	$ 456.0
Total assets		8,072.0	8,072.0	8,000.0	[3]	7,705.0	[3]
Current financial liabilities		6.0	6.0	0.0		0.0
Total liabilities		3,938.0	3,938.0	$ 3,906.0	[3]	$ 3,932.0	[3]
DRC | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Provisions		12.5	12.5
DRC | Claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Number of legal claims | claim	15
DRC | Litigation | Claims from Direction Générale des Douanes et Accises
Statement of financial position
Estimated financial effect of contingent liabilities	$ 153.0
DRC | Litigation | Claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Estimated financial effect of contingent liabilities	$ 339.0	$ 83.0	$ 83.0
Service fee on gold sales		1.00%	1.00%
Claimant departments | department		2	2
DRC | Litigation | Closed claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Number of legal claims | claim		5
Estimated financial effect of contingent liabilities		$ 256.0	$ 256.0
DRC | Settlement amount | Claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Estimated financial effect of contingent liabilities		8.0	8.0
DRC | Settlement amount | Closed claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Estimated financial effect of contingent liabilities		4.5	$ 4.5
Kibali
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			45.00%	45.00%		45.00%
Investments in joint ventures		1,063.0	$ 1,063.0	$ 1,604.0		$ 1,604.0
Statement of profit or loss
Revenue and other income			1,329.0	1,470.0		1,443.0
Other operating costs and expenses			(588.0)	(551.0)		(541.0)
Amortisation of tangible and intangible assets			(208.0)	(244.0)		(241.0)
Finance costs, unwinding of obligations and cash repatriation fee			(50.0)	(6.0)		(6.0)
Interest received			5.0	6.0		7.0
Taxation			(156.0)	(181.0)		(157.0)
Profit (loss) for the year			332.0	494.0		505.0
Total comprehensive income for the year, net of tax			332.0	494.0		505.0
Dividends received from joint venture (attributable)			694.0	231.0		140.0
Statement of financial position
Non-current assets		2,420.0	2,420.0	2,361.0		2,459.0
Current assets		201.0	201.0	162.0		120.0
Cash and cash equivalents		92.0	92.0	1,115.0		944.0
Total assets		2,713.0	2,713.0	3,638.0		3,523.0
Non-current financial liabilities		51.0	51.0	44.0		50.0
Other non-current liabilities		320.0	320.0	226.0		118.0
Current financial liabilities		56.0	56.0	14.0		15.0
Other current liabilities		105.0	105.0	107.0		106.0
Total liabilities		532.0	532.0	391.0		289.0
Net assets		2,181.0	$ 2,181.0	3,247.0		3,234.0
Kibali Jersey Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			50.00%
Yatela
Disclosure of joint ventures [line items]
Impairment reversal of investments in associates			$ (1.0)	0.0		0.0
Cumulative unrecognised share of losses of the joint ventures:		2.0	2.0	2.0		1.0
Group’s share of net assets | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures		1,091.0	1,091.0	1,624.0		1,617.0
Other | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures		$ 28.0	$ 28.0	$ 20.0		$ 13.0

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[3]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[4]	Cash and cash equivalents at the end of December 2022 is net of a bank overdraft of $2m.
[5]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.